Financial Risks - Summary of Composition of Shares by Industry Sector in Unrealized Loss Position (Detail) - Aegon US, NL [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	€ 29	€ 58
Unrealized losses	(14)	(24)
Financial Industry [member]
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	24	28
Unrealized losses	(10)	(10)
Other industry [member]
Disclosure of impairment losses on shares [line items]
Carrying value of instruments with unrealized losses	5	30
Unrealized losses	€ (4)	€ (14)